Employee Benefit Expenses - Additional Information (Detail) - Employees	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Employee Benefit Expenses [Line Items]
Number of employees	87	88	88
Full Time Equivalent Employees [Member]
Disclosure Of Employee Benefit Expenses [Line Items]
Number of employees	70
Temporary employee [member]
Disclosure Of Employee Benefit Expenses [Line Items]
Number of employees	7
Senior Managements [Member]
Disclosure Of Employee Benefit Expenses [Line Items]
Number of employees	10